Financial instruments - Narrative (Details)		3 Months Ended	12 Months Ended
	Jun. 17, 2021 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2021 USD ($) $ / $	Dec. 31, 2020 USD ($) $ / $	Dec. 31, 2021 CAD ($)	Dec. 31, 2021	Dec. 31, 2021 $ / $	Dec. 31, 2021 $ / $	Jun. 16, 2021 USD ($)	Dec. 31, 2020 $ / $
Disclosure of nature and extent of risks arising from financial instruments [line items]
Investment income			$ 4,043,000				$ 1,436,000
Mark-to-market gain (loss) on financial assets			(9,024,000)				0
Impairment loss on trade receivables			54,000				310,000
Net impairment loss on trade receivables			54,000				60,000
Impairment loss allowance			0				250,000
Green Hydrogen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mark-to-market gain (loss) on financial assets			1,422,000				$ 0
Forsee Power
Disclosure of nature and extent of risks arising from financial instruments [line items]
Mark-to-market gain (loss) on financial assets			(10,474,000)
Ballard Power Systems Europe A/S
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares received in sale of stock transaction | shares	259,551
Ballard Power Systems Europe A/S | Green Hydrogen
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of shares sold of an investment (in shares) | shares		69,000
Proceeds from sales of investment		$ 336,000
Bottom of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecasted default rate				0.008
Top of range
Disclosure of nature and extent of risks arising from financial instruments [line items]
Forecasted default rate				0.012
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to risk holding Canadian denominated cash and cash equivalents, percentage (up to)				100.00%
Exposure to risk holding Canadian dollar net expenditures, percentage (up to)				50.00%
Average price of hedging instrument (CDN per USD)								1.26		1.26
January 1, 2021 Opening rate							1.274						0.785
December 31, 2021 Closing rate										1.271	0.787
Fiscal 2021 Average rate					1.254	0.798
Reasonably possible change in risk variable, percent									10.00%
Increase in the corresponding risk variable on income			7,871,000
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent									1.00%
Decrease in the corresponding risk variable on investment income		$ 11,239,000	11,239,000	$ 11,239,000	$ 11,239,000	$ 11,239,000
Equity investments | Ballard Power Systems Europe A/S
Disclosure of nature and extent of risks arising from financial instruments [line items]
Current investments	$ 1,681,000											$ 5,000
Investment income	$ 1,676,000		1,422,000
Mark-to-market gain (loss) on financial assets			$ (254,000)
Cash and cash equivalents | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic								$ 73,524,000
Foreign exchange contracts | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk exposure associated with instruments sharing characteristic								$ 26,500,000